Equity-Based Compensation	6 Months Ended
Jun. 30, 2026
Equity-Based Compensation [Abstract]
EQUITY-BASED COMPENSATION

NOTE 5 – EQUITY-BASED COMPENSATION

Equity-based expenses consist of the following categories:

	June 30,
	2026	2025
Restricted stock units, stock options and restricted stock awards	$552	$1,099
Equity based compensation - other	291	-
Total	$843	$1,099